Stock-based Compensation Plans - Schedule of PSU and RSU Plans Activity (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
PSUs
Number of Units
Outstanding, beginning of year (shares)	1,350,960	931,951
Granted (shares)	668,995	711,749
Granted - notional dividends reinvested (shares)	66,280	44,893
Paid out (shares)	(280,993)	(239,509)
Cancelled/forfeited (shares)	(42,471)	(16,910)
Transferred in (out) (shares)	0	(81,214)
Outstanding, end of year (shares)	1,762,771	1,350,960
Additional Information (in millions)
Compensation expense recognized	$ 22	$ 26
Compensation expense unrecognized	27	17
Cash payout	14	11
Accrued liability as at December 31	50	41
Aggregate intrinsic value as at December 31	$ 77	$ 58
Remaining weighted average period to recognize compensation expense (years)	2 years
Weighted-average payout price (CAD per share)	$ 46.01	$ 41.46
Payout percentage	109.00%	113.00%
Weighted-average contractual life (years)	1 year
RSUs
Number of Units
Outstanding, beginning of year (shares)	482,763	123,612
Granted (shares)	305,686	349,496
Granted - notional dividends reinvested (shares)	26,263	15,407
Paid out (shares)	(75,427)	(74,876)
Cancelled/forfeited (shares)	(22,267)	(12,090)
Transferred in (out) (shares)	0	81,214
Outstanding, end of year (shares)	717,018	482,763
Additional Information (in millions)
Compensation expense recognized	$ 11	$ 8
Compensation expense unrecognized	15	11
Cash payout	3	3
Accrued liability as at December 31	19	11
Aggregate intrinsic value as at December 31	$ 34	$ 22
Remaining weighted average period to recognize compensation expense (years)	2 years
Weighted-average payout price (CAD per share)	$ 45.55	$ 43.42
Weighted-average contractual life (years)	1 year